VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Total assets	$ 43,342		$ 46,172
Revenues	12,269	$ 16,622	29,213	$ 29,652
Operating income (loss)	(95)	1,029	(5,269)	(451)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets	1,193		1,825
Total liabilities	311		198
Revenues	243	294	530	598
Operating income (loss)	$ 13	$ (102)	$ (124)	$ (107)